Income Tax (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Income Tax [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense

The following table sets forth current and deferred portion of income tax expense of the Company’s subsidiaries:

	For the six months ended December 31,
	2023	2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Current income tax expenses	2,543,012	-
Deferred income tax benefits	86,082	-
Total	2,629,094	-

The income tax provision consisted of the following components:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	107,112	3,926,702	3,650,782
Deferred income tax benefits	-	(1,304,011)	86,082
Total	107,112	2,622,691	3,736,864

Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the six months ended December 31,
	2023	2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Income before income tax	(10,493,257)	2,707,309
Expected taxation at PRC statutory tax rate	2,623,314	-
Non-deductible expenses	5,780	-
Income tax expenses	2,629,094	-

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate was as follows:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax	(2,593,526)	(10,440,451)	(14,946,387)
Expected taxation at PRC statutory tax rate	648,382	2,610,113	3,736,597
Impact of preferential tax rates	(543,705)	-	-
Non-deductible expenses	2,435	12,578	267
Income tax expenses	107,112	2,622,691	3,736,864

Schedule of Net Deferred Tax Assets	The significant components of the net deferred tax assets are summarized below:
	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Allowance of doubtful accounts	1,217,929	1,217,929
Less: valuation allowance	-	(86,083)
Total deferred tax assets, net	1,217,929	1,131,846
The significant components of the net deferred tax assets are summarized below:
	As of June 30,
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance of doubtful accounts	1,304,011	1,217,929
Less: Valuation allowance	-	-
Total deferred tax assets, net	1,304,011	1,217,929